INCOME TAXES - Classification of Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Operating Loss Carryforwards [Line Items]
Capital Loss Carryforward Expiration Year	2015
Tax Credit Carryforward, Amount	$ 156.7
Deferred Tax Assets, Tax Credit Carryforwards, Research	14.6
Valuation allowance	550.7	545.2
Operating Loss Carryforwards	1,150.0
Deferred tax asset current	(80.2)	(142.3)
Deferred tax asset non-current	(174.6)	(132.4)
Total	(254.8)	(274.7)
Deferred tax liability current	17.9	36.6
Deferred tax liability non-current	914.4	946.0
Total	932.3	982.6
Deferred Tax Assets, Capital Loss Carryforwards	$ 757.6